Exhibit 1

Deloitte & Touche LLP 3 Second Street Suite 301 Harborside Plaza 10 Jersey City, NJ 07302 USA Tel: +1 212 937 8202 www.deloitte.com

Morgan Stanley & Co. LLC Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC 1585 Broadway New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of UNIV Trust 2026-STDY, Commercial Mortgage Pass-Through Certificates, Series 2026-STDY. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Citigroup Global Markets Inc., Citi Real Estate Funding Inc., BMO Capital Markets Corp., Bank of Montreal, Brookfield Securities LLC, Goldman Sachs Mortgage Company, Goldman Sachs & Co. LLC and Credit Agricole Securities (USA) Inc. (collectively, with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On September 21, 2026, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan (the “Mortgage Loan”) that is secured by 39 mortgaged properties (collectively, with the Mortgage Loan, the “Mortgage Asset”).

From August 24, 2026 through September 21, 2026, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

Member of
Deloitte Touche Tohmatsu Limited

At your request, for the Mortgage Asset set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

September 21, 2026

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Asset (the “Source Documents”):

Draft loan agreement (the “Loan Agreement”);

Draft schedule of allocated loan amount (the “ALA”);

Draft limited recourse guaranty (the “Guaranty”);

Real estate property appraisal report (the “Appraisal Report”);

Draft property condition report and portfolio PCR estimated repairs cost summary (collectively, the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

Draft ground lease review and/or ground lease estoppel (collectively, the “Ground Lease”);

Draft CRE insurance risk analysis (the “Insurance Risk Analysis”);

Underwritten rent roll (the “Underwritten Rent Roll”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Prop ID	Identification purposes only - not applicable
3	Loan / Property Name	Identification purposes only - not applicable
4	Street Address	Appraisal Report / Engineering Report
5	City	Appraisal Report
6	State	Appraisal Report
7	County	Appraisal Report
8	Zip Code	Appraisal Report
9	Property Type	Appraisal Report
10	Property Type Detail	Appraisal Report
11	Year Built	None - Company Provided
12	Most Recent Renovation	Appraisal Report / Engineering Report
13	Total Property Units	Underwritten Rent Roll
14	Total Property Occupancy Rate	Underwritten Rent Roll
15	Occupancy As of Date	Underwritten Rent Roll
16	Mortgage Loan Per Unit	Refer to calculation procedures
17	Mortgage Loan Original Balance	Loan Agreement / ALA
18	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
19	Total Debt Original Balance	Loan Agreement
20	Total Debt Cut-off Date Balance	Refer to calculation procedures
21	Loan Purpose	None - Company Provided
22	Sponsor	Loan Agreement
23	Carve-Out Guarantor(s)	Guaranty
24	Borrower	Loan Agreement
25	Title Type	None - Company Provided
26	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
27	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
28	Mortgage Loan Annual IO Debt Service At Cap	None - Company Provided
29	Monthly P&I Payment	Not applicable
30	Annual P&I Debt Service	Not applicable
31	Interest Accrual Method	Loan Agreement
32	Payment Date	Loan Agreement
33	Interest Accrual Start	Loan Agreement
34	Interest Accrual End	Loan Agreement
35	SOFR Assumption	None - Company Provided
36	Mortgage Loan SOFR Rounding Methodology	Loan Agreement
37	Mortgage Loan Interest Rate Adjustment Frequency	Loan Agreement
38	Mortgage Loan Spread	None - Company Provided
39	Mortgage Loan SOFR Floor	Loan Agreement

	Characteristic	Source Document
40	Mortgage Loan SOFR Cap Strike Rate	None - Company Provided
41	Mortgage Loan SOFR Cap Expiration Date	None - Company Provided
42	Mortgage Loan SOFR Cap Provider	None - Company Provided
43	Mortgage Loan SOFR Cap Provider Rating (F/M/S)	None - Company Provided
44	Grace Period (Late Fee)	Loan Agreement
45	Grace Period (Default)	Loan Agreement
46	IO Term (mos)	Refer to calculation procedures
47	Original Amortization Term	Loan Agreement
48	Amortization Type	Loan Agreement
49	Origination Date	None - Company Provided
50	First Payment Date	None - Company Provided
51	Mortgage Loan Interest Rate	Refer to calculation procedures
52	Administrative Fee Rate	None - Company Provided
53	Net Interest Rate	Refer to calculation procedures
54	Mortgage Loan Interest Rate At Cap	None - Company Provided
55	Original Loan Term (mos)	Refer to calculation procedures
56	Remaining Loan Term (mos)	Refer to calculation procedures
57	Seasoning	Refer to calculation procedures
58	Maturity Date	None - Company Provided
59	Extension Options	Loan Agreement
60	Extension Option Description	None - Company Provided
61	Fully Extended Maturity Date	Loan Agreement
62	Mortgage Loan Balloon Balance	Refer to calculation procedures
63	Total Debt Balloon Balance	Refer to calculation procedures
64	Defeasance Lockout Expiration Date	Loan Agreement
65	Open Period Begin Date	Loan Agreement
66	Prepay Description	Loan Agreement
67	Partial Release (Y/N)	Loan Agreement
68	Partial Release Description	None - Company Provided
69	Appraisal Date	Appraisal Report
70	Appraisal Value Type	Appraisal Report
71	Appraisal Value	Appraisal Report
72	Cut-off Date Mortgage Loan LTV	Refer to calculation procedures
73	Maturity Date Mortgage Loan LTV	Refer to calculation procedures
74	Academic Year 2022-2023 NOI	Underwritten Financial Summary Report
75	Academic Year 2023-2024 NOI	Underwritten Financial Summary Report
76	Academic Year 2024-2025 NOI	Underwritten Financial Summary Report
77	Most Recent NOI Date	Underwritten Financial Summary Report
78	Most Recent Description	Underwritten Financial Summary Report

	Characteristic	Source Document
79	Most Recent Effective Gross Income	Underwritten Financial Summary Report
80	Most Recent Expenses	Underwritten Financial Summary Report
81	Most Recent NOI	Underwritten Financial Summary Report
82	Most Recent NCF	Underwritten Financial Summary Report
83	Underwritten Effective Gross Income	Underwritten Financial Summary Report
84	Underwritten Expenses	Underwritten Financial Summary Report
85	Underwritten NOI	Underwritten Financial Summary Report
86	Underwritten Mortgage Loan IO NOI DSCR	Refer to calculation procedures
87	Underwritten Mortgage Loan IO NOI DSCR At Cap	None - Company Provided
88	Underwritten Mortgage Loan NOI Debt Yield	Refer to calculation procedures
89	Underwritten Replacement Reserve	Underwritten Financial Summary Report
90	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
91	Underwritten NCF	Underwritten Financial Summary Report
92	Underwritten Mortgage Loan IO NCF DSCR	Refer to calculation procedures
93	Underwritten Mortgage Loan IO NCF DSCR At Cap	None - Company Provided
94	Underwritten Mortgage Loan NCF Debt Yield	Refer to calculation procedures
95	Lockbox	Loan Agreement
96	Cash Management	Loan Agreement
97	Cash Management Springing Condition	Loan Agreement
98	Engineering Report Date	Engineering Report
99	Environmental Phase I Report Date	Phase I Report
100	Environmental Phase II Report Date	Not applicable
101	Seismic Report Date	Not applicable
102	PML %	Not applicable
103	Terrorism Insurance	Insurance Risk Analysis
104	Windstorm Insurance	Insurance Risk Analysis
105	Earthquake Insurance	Insurance Risk Analysis
106	Flood Insurance	Insurance Risk Analysis
107	Ground Lease Expiration Date	Ground Lease
108	Ground Lessor	Ground Lease
109	Partial Defeasance	Loan Agreement
110	Partial Defeasance Description	Not applicable
111	Future Debt Permitted (Y/N)	Loan Agreement
112	Future Debt Description	Not applicable
113	Non-Consolidation Opinion	None - Company Provided
114	Independent Director	Loan Agreement
115	SPE	Loan Agreement
116	Real Estate Tax Escrow - Initial	Loan Agreement
117	Real Estate Tax Escrow - Ongoing	Loan Agreement

	Characteristic	Source Document
118	Real Estate Tax Escrow - Springing Condition	Loan Agreement
119	Insurance Escrow - Initial	Loan Agreement
120	Insurance Escrow - Ongoing	Loan Agreement
121	Insurance Escrow - Springing Condition	Loan Agreement
122	Replacement Reserve Escrow - Initial	Loan Agreement
123	Replacement Reserve Escrow - Ongoing	Loan Agreement
124	Replacement Reserve Escrow - Springing Condition	Not applicable
125	Immediate Repairs Escrow - Initial	Loan Agreement
126	Immediate Repairs Escrow - Ongoing	Loan Agreement
127	Rollover Escrow - Initial	Loan Agreement
128	Rollover Escrow - Ongoing	Loan Agreement
129	Rollover Escrow - Springing Condition	Not applicable
130	Other Escrow Required	Loan Agreement
131	Other Escrow 1 - Description	Loan Agreement
132	Other Escrow 1 - Initial	Loan Agreement
133	Other Escrow 1 - Ongoing	Loan Agreement
134	Other Escrow 1 - Springing Condition	Loan Agreement

Calculation Procedures

With respect to Characteristic 16, we recomputed the Mortgage Loan Per Unit by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Total Property Units.

With respect to Characteristic 18, we recomputed the Mortgage Loan Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 20, we recomputed the Total Debt Cut-off Date Balance as being equal to the Total Debt Original Balance.

With respect to Characteristic 26, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 27, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Mortgage Loan Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 46, we recomputed the IO Term (mos) as being equal to the Original Loan Term (mos).

With respect to Characteristic 51, we recomputed the Mortgage Loan Interest Rate as the sum of the (a) SOFR Assumption and (b) Mortgage Loan Spread.

With respect to Characteristic 53, we recomputed the Net Interest Rate as the difference of the (a) Mortgage Loan Interest Rate and (b) Administrative Fee Rate.

With respect to Characteristic 55, we recomputed the Original Loan Term (mos) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 56, we recomputed the Remaining Loan Term (mos) as the difference of the (a) Original Loan Term (mos) and (b) Seasoning.

With respect to Characteristic 57, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of October 8, 2026 (the “Cut-off Date” as stipulated by representatives of the Company).

With respect to Characteristic 62, we recomputed the Mortgage Loan Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 63, we recomputed the Total Debt Balloon Balance as being equal to the Total Debt Original Balance.

With respect to Characteristic 72, we recomputed the Cut-off Date Mortgage Loan LTV by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 73, we recomputed the Maturity Date Mortgage Loan LTV by dividing the (i) Mortgage Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 86, we recomputed the Underwritten Mortgage Loan IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 88, we recomputed the Underwritten Mortgage Loan NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 92, we recomputed the Underwritten Mortgage Loan IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 94, we recomputed the Underwritten Mortgage Loan NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Cut-off Date Balance.